Organization and Business Description - Schedule of Subsidiaries Company (Details)	12 Months Ended
Sep. 30, 2025
Lore [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Feb. 23, 2024
Jurisdiction of Formation	BVI
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
ANPA [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Mar. 01, 2016
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Undertaking (i) financial printing services, (ii) advisory services and (iii) other services